FINANCIAL RISK MANAGEMENT - Credit Risk Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial risk management [Abstract]
Cash and cash equivalents	$ 525.0	$ 651.2	$ 158.8
Trade and other receivables	3.0	4.2
Derivative assets (Note 17)	0.0	0.4
Convertible loan receivable	10.0	11.7
Loans and other receivables	22.5	19.7
Maximum exposure to credit risk	$ 560.5	$ 687.2